Summary of Significant Accounting Policies Revised Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and cash equivalents	$ 321	$ 749	$ 375	$ 1,357
Investment securities	604	2,922
Personal loans of consolidated VIEs	4,300	3,800
SpringCastle Portfolio	1,703	2,091
Real estate loans	538	639
Retail sales finance	23	48
Net finance receivables	6,564	6,578
Unearned insurance premium and claim reserves	250	217	(172)
Allowance for finance receivable losses	224	180	426	259
Loans and Leases Receivable, Net Amount	6,090	6,181
Finance receivables held for sale	793	202
Notes receivable from parent and affiliates	3,804	251
Restricted cash and cash equivalents	295	218
Other assets	281	475
Assets	12,188	10,998	12,612
Long-term debt	9,582	8,356
Insurance claims and policyholder liabilities	230	229
Deferred and accrued taxes	128	177
Other liabilities	216	259
Liabilities	10,156	9,021
Common stock	5	5
Additional paid-in capital	789	771
Accumulated other comprehensive income (loss)	(24)	3	28	26
Retained earnings	1,341	1,327
Stockholders' Equity Attributable to Parent	2,111	2,106	1,385
Non-controlling interests	(79)	(129)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,032	1,977	1,385	1,293
Liabilities and Equity	12,188	10,998
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and cash equivalents	321	749	375	$ 1,357
Investment securities	604	2,922
Personal loans of consolidated VIEs	4,300	3,800
SpringCastle Portfolio	1,576	1,979
Real estate loans	524	625
Retail sales finance	23	48
Net finance receivables	6,423	6,452
Unearned insurance premium and claim reserves	250	217
Allowance for finance receivable losses	219	174
Loans and Leases Receivable, Net Amount	5,954	6,061
Finance receivables held for sale	796	205
Notes receivable from parent and affiliates	3,804	251
Restricted cash and cash equivalents	295	218
Other assets	281	474
Assets	12,055	10,880
Long-term debt	9,582	8,356
Insurance claims and policyholder liabilities	230	229
Deferred and accrued taxes	103	159
Other liabilities	217	255
Liabilities	10,132	8,999
Common stock	5	5
Additional paid-in capital	758	740
Accumulated other comprehensive income (loss)	(24)	3
Retained earnings	1,330	1,321
Stockholders' Equity Attributable to Parent	2,069	2,069	$ 1,328
Non-controlling interests	(146)	(188)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,923	1,881
Liabilities and Equity	$ 12,055	$ 10,880